Leases - Schedule Of Supplemental BaIance Sheet information Related To Leases (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases
Operating lease right-of-use assets	¥ 50,318,882	$ 7,711,706	¥ 69,241,754
Operating lease liabilities, current	(20,760,421)	(3,181,674)	(38,210,188)
Operating lease liabilities, non-current	(23,755,721)	$ (3,640,724)	(26,651,446)
Total operating lease liabilities	¥ (44,516,142)		¥ (64,861,634)
Weighted-average remaining lease term
Operating leases	2 years 6 months	2 years 6 months	2 years 2 months 12 days
Weighted-average discount rate
Operating leases	5.70%	5.70%	5.70%